Income Tax - Summary of reconciliation of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance as of January 1,	¥ 2,484	¥ 1,961	¥ 668
Increase/(decrease) during the year	(1,682)	523	1,293
Balance as of December 31,	¥ 802	¥ 2,484	¥ 1,961